Summary of Significant Accounting Policies (Lease Amortization) (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
2016		$ 34,600
2017		34,600
2018		23,876
2019		23,856
2020		22,238
Below Market Lease, 2016		(1,666)
Below Market Lease, 2017		(1,666)
Below Market Lease, 2018		871
Below Market Lease, 2019		871
Below Market Lease, 2020		871
In-place leases [Member]
Finite-Lived Intangible Assets [Line Items]
2016		34,600
2017		34,600
2018		23,876
2019		23,856
2020		22,238
Above-market lease assets [Member]
Finite-Lived Intangible Assets [Line Items]
2016		(3,006)
2017		(3,006)
2018		(469)
2019		(469)
2020		(469)
Below Market Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Below Market Lease, 2016		1,340
Below Market Lease, 2017		1,340
Below Market Lease, 2018		1,340
Below Market Lease, 2019		1,340
Below Market Lease, 2020		$ 1,340
Property Operating Expense [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Liabilities, Amortization Income, Remainder of Fiscal Year	$ 0
Finite-Lived Intangible Liability, Amortization Income, Year Two	(2)
Finite-Lived Intangible Liability, Amortization Income, Year Three	(2)
Finite-Lived Intangible Liability, Amortization Income, Year Four	(2)
Finite-Lived Intangible Liability, Amortization Income, Year Five	(2)
Property Operating Expense [Member] | Above-market ground leases
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Liabilities, Amortization Income, Remainder of Fiscal Year	0
Finite-Lived Intangible Liability, Amortization Income, Year Two	(2)
Finite-Lived Intangible Liability, Amortization Income, Year Three	(2)
Finite-Lived Intangible Liability, Amortization Income, Year Four	(2)
Finite-Lived Intangible Liability, Amortization Income, Year Five	(2)
Rental Income [Member]
Finite-Lived Intangible Assets [Line Items]
Below Market Lease, 2017	114
Below Market Lease, 2018	448
Below Market Lease, 2019	448
Below Market Lease, 2020	448
Below Market Lease, Amortization Income, Remainder of Fiscal Year	28
Rental Income [Member] | Above-market lease assets [Member]
Finite-Lived Intangible Assets [Line Items]
2017	(2,895)
2018	(526)
2019	(526)
2020	(526)
Finite-Lived Intangible Assets, Amortization Expense, Remainder of Fiscal Year	(724)
Rental Income [Member] | Below Market Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Below Market Lease, 2017	3,009
Below Market Lease, 2018	974
Below Market Lease, 2019	974
Below Market Lease, 2020	974
Below Market Lease, Amortization Income, Remainder of Fiscal Year	752
Depreciation and Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
2017	34,193
2018	24,207
2019	24,187
2020	22,569
Finite-Lived Intangible Assets, Amortization Expense, Remainder of Fiscal Year	8,548
Depreciation and Amortization [Member] | In-place leases [Member]
Finite-Lived Intangible Assets [Line Items]
2017	34,193
2018	24,207
2019	24,187
2020	22,569
Finite-Lived Intangible Assets, Amortization Expense, Remainder of Fiscal Year	$ 8,548